CERTIFICATION


     Pursuant to Rule 497(j) of the Securities Act of 1933 (the "1933 Act"), the undersigned hereby certifies as follows:

     1. This filing is made on behalf of Janus Investment Fund. Registrant's 1933 Act No. is 2-34393 and Registrant's No. under the Investment Company of 1940 Act, as amended, is 811-1879.

     2. There are no changes to the Supplement to Prospectus and Statement of Additional Information from the forms of the Supplement to Prospectus and Statement of Additional Information that were filed in Post-Effective Amendment No. 81 ("PEA No. 81") on June 26, 1997, pursuant to Rule 485(b) of the 1933 Act for Janus Special Situations Fund (the "Fund"):

     3.   The text of PEA No. 81 has been filed electronically.

     DATED:  June 27, 1997

                                   JANUS INVESTMENT FUND
                                   on behalf of the Fund



                                   By:  /s/ Kelley Abbott Howes
                                        Kelley Abbott Howes
                                        Secretary